INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended
	Jul. 31, 2023	Apr. 20, 2023	Apr. 20, 2023	Apr. 30, 2023	Jul. 31, 2023	Jul. 31, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from public offering	$ 4,940,000		$ 4,940,000		$ 6,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of sale of stock			2,000,000	2,000,000
Sale of stock price per share		$ 3.00	$ 3.00	$ 3.00
Proceeds from sale of stock		$ 6,000,000	$ 6,000,000
Public offering price, percentage							110.00%
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares		100,000	100,000				100,000
Warrant, exercise price		$ 3.30	$ 3.30				$ 3.30
Public offering price, percentage		110.00%	110.00%